Consolidated Statements of Changes in Equity - USD ($)	Common Stock	Additional paid-in capital	Accumulated deficits	Accumulated other comprehensive income	Treasury stock, at cost	Parent	Non-controlling interests	Total
Balance at Dec. 31, 2016	$ 918,185	$ 161,938,330	$ (122,910,876)	$ 80,865,261	$ (21,640,346)	$ 99,170,554	$ 339,133	$ 99,509,687
Balance, shares at Dec. 31, 2016	91,818,518				(16,411,643)
Net income (loss)			12,384,303			12,384,303	(4,457)	12,379,846
Foreign currency translation adjustments		(1)		11,146,614		11,146,613	20,764	11,167,377
Net unrealized loss of available-for-sale securities				(31,042,912)		(31,042,912)		(31,042,912)
Exercise of restricted share units	$ 659	(659)
Exercise of restricted share units, shares	65,884
Share-based compensation		25,000				25,000		25,000
Share buy-back					$ (4,694,950)	(4,694,950)		(4,694,950)
Share buy-back, shares					(21,869,949)
Balance at Dec. 31, 2017	$ 918,844	161,962,670	(110,526,573)	60,968,963	$ (26,335,296)	86,988,608	355,440	87,344,048
Balance, shares at Dec. 31, 2017	91,884,402				91,884,402
Net income (loss)			31,127,184			31,127,184	(4,436)	31,122,748
Dividend appropriation		(40,000,020)				(40,000,020)		(40,000,020)
Foreign currency translation adjustments				(972,089)		(972,089)	(16,878)	(988,967)
Net unrealized loss of available-for-sale securities				(3,489,480)		(3,489,480)		(3,489,480)
Share buy-back					$ (1,985,028)	(1,985,028)		(1,985,028)
Share buy-back, shares					(1,983,592)
Balance at Dec. 31, 2018	$ 918,844	121,962,650	(79,399,389)	56,507,394	$ (28,320,324)	71,669,175	334,126	$ 72,003,301
Balance, shares at Dec. 31, 2018	91,884,402				(40,265,184)			91,884,402
Net income (loss)			9,836,231			9,836,231	(5,776)	$ 9,830,455
Dividend appropriation		(4,516,681)				(4,516,681)		(4,516,681)
Foreign currency translation adjustments				(1,003,010)		(1,003,010)	(5,336)	(1,008,346)
Net unrealized loss of available-for-sale securities				(9,868,613)		(9,868,613)		(9,868,613)
Balance at Dec. 31, 2019	$ 918,844	$ 117,445,969	$ (69,563,158)	$ 45,635,771	$ (28,320,324)	$ 66,117,102	$ 323,014	$ 66,440,116
Balance, shares at Dec. 31, 2019	91,884,402				(40,265,184)	91,884,402		91,884,402